LEASES	12 Months Ended
Mar. 31, 2024
Presentation of leases for lessee [abstract]
LEASES	LEASES

RIGHT-OF-USE -ASSET
Cost
Balance as at March 31, 2023	$—
Additions	$412
Effect of foreign exchange	$12
Balance as at March 31, 2024	$424

Accumulated amortization
Balance as at March 31, 2023	$—
Amortization	$140
Effect of foreign exchange	$3
Balance as at March 31, 2024	$143

Net book value, March 31, 2024	$281

LEASE LIABILITY
Balance as at March 31, 2023	$—
Additions	415
Interest accretion	8
Effect of foreign exchange	17
Payments	(149)
Balance as at March 31, 2024	291

Current lease liabilities	$291